LOANS, FINANCING AND DEBENTURES - Relevant transactions settled in the period (Details) - BRL (R$) R$ in Thousands		6 Months Ended
	Jan. 14, 2022	Jun. 30, 2022	Jun. 30, 2021
LOANS, FINANCING AND DEBENTURES
Transaction costs		R$ 39	R$ 3,767
Relevant transactions settled in the period - CRA Settlement | CRA ("Agribusiness Receivables Certificates") | Interbank Deposit rate ("DI")
LOANS, FINANCING AND DEBENTURES
Transaction amount settled	R$ 761,572
Interest rate basis	99% p.a. of the Interbank Deposit rate (“DI”)
Percentage of basis used to calculate interest rate	99.00%